Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2018
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
The following table reconciles the change in Vermilion's exploration and evaluation assets:

($M)	2018	2017
Balance at January 1	292,278	274,830
Acquisitions	28,572	2,247
Additions	14,372	29,856
Changes in asset retirement obligations	629	(30)
Transfers to capital assets	(29,615)	(8,187)
Depreciation	(5,942)	(11,727)
Foreign exchange	3,001	5,289
Balance at December 31	303,295	292,278

Cost	371,015	354,615
Accumulated depreciation	(67,720)	(62,337)
Carrying amount at December 31	303,295	292,278